1
DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Shares Security Description Value
Common Stock - 97.3%
Consumer Discretionary - 9.1%
21,513 Bright Horizons Family Solutions,
Inc.
(a)
$ 1,752,449
17,459 CarMax, Inc.
(a)
1,234,875
33,057 Chewy, Inc.
(a)
603,621
24,784 Floor & Decor Holdings, Inc.,
Class A
(a)
2,242,952
6,753 Murphy USA, Inc. 2,307,703
8,141,600
Consumer Staples - 5.0%
185,949 Utz Brands, Inc. 2,497,295
9,848 WD-40 Co. 2,001,508
4,498,803
Financials - 14.0%
40,627 EVERTEC, Inc. 1,510,512
37,475 Goosehead Insurance, Inc.,
Class A
(a)
2,793,012
38,480 Hamilton Lane, Inc., Class A 3,480,131
5,521 Kinsale Capital Group, Inc. 2,286,412
6,256 Morningstar, Inc. 1,465,405
32,555 Trupanion, Inc.
(a)
918,051
12,453,523
Health Care - 19.0%
52,046 Abcam PLC, ADR
(a)
1,177,801
3,994 Atrion Corp. 1,650,201
11,198 Azenta, Inc.
(a)
562,027
47,897 Bio-Techne Corp. 3,260,349
6,587 Charles River Laboratories
International, Inc.
(a)
1,290,920
24,663 CryoPort, Inc.
(a)
338,130
32,525 HealthEquity, Inc.
(a)
2,375,951
22,581 LeMaitre Vascular, Inc. 1,230,213
7,415 Medpace Holdings, Inc.
(a)
1,795,394
7,229 Mesa Laboratories, Inc. 759,551
8,875 OrthoPediatrics Corp.
(a)
284,000
14,093 Repligen Corp.
(a)
2,240,928
16,965,465
Industrials - 23.0%
31,973 Core & Main, Inc., Class A
(a)
922,421
76,950 Douglas Dynamics, Inc. 2,322,351
19,957 Exponent, Inc. 1,708,319
25,571 HEICO Corp., Class A 3,304,285
16,842 John Bean Technologies Corp. 1,770,768
9,171 Kadant, Inc. 2,068,519
9,447 Simpson Manufacturing Co., Inc. 1,415,255
15,904 SiteOne Landscape Supply, Inc.
(a)
2,599,509
53,260 WillScot Mobile Mini Holdings
Corp.
(a)
2,215,083
Shares Security Description Value
Industrials - 23.0% (continued)
32,279 WNS Holdings, Ltd., ADR
(a)
$ 2,209,820
20,536,330
Information Technology - 23.9%
25,296 Alarm.com Holdings, Inc.
(a)
1,546,598
15,497 Appfolio, Inc.
(a)
2,830,217
19,837 BlackLine, Inc.
(a)
1,100,358
25,827 Endava PLC, ADR
(a)
1,481,179
7,129 Envestnet, Inc.
(a)
313,890
28,486 Guidewire Software, Inc.
(a)
2,563,740
9,358 Manhattan Associates, Inc.
(a)
1,849,702
18,187 Novanta, Inc.
(a)
2,608,743
22,782 Procore Technologies, Inc.
(a)
1,488,120
41,867 Sprout Social, Inc., Class A
(a)
2,088,326
19,621 The Descartes Systems Group,
Inc.
(a)
1,439,789
19,646 Workiva, Inc.
(a)
1,990,926
21,301,588
Materials - 3.3%
11,770 Eagle Materials, Inc. 1,959,940
208,741 Perimeter Solutions SA
(a)
947,684
2,907,624
Total Common Stock (Cost $78,185,398) 86,804,933
Money Market Fund - 1.3%
1,195,341 First American Treasury
Obligations Fund,
Class X, 5.27%
(b)
(Cost $1,195,341) 1,195,341
Investments, at value - 98.6% (Cost
$79,380,739) $ 88,000,274
Other Assets & Liabilities, Net - 1.4% 1,248,492
Net Assets - 100.0% $ 89,248,766
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of September
30, 2023.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2023
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 88,000,274
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 88,000,274